Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	LZ Technology Holdings Limited
Entity Central Index Key	0001967397
Entity File Number	001-42528
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Unit 311, Floor 3, No. 5999 Wuxing Avenue
Entity Address, Address Line Two	Zhili Town
Entity Address, Address Line Three	Wuxing District
Entity Address, City or Town	Huzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	313000
Title of 12(b) Security	Class B Ordinary Shares, par value $0.000025 per share
Trading Symbol	LZMH
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Contact Personnel Name	Runzhe Zhang
Contact Personnel Email Address	sandu@lzmh.co
Entity Address, Address Line One	Unit 311, Floor 3, No. 5999 Wuxing Avenue
Entity Address, Address Line Two	Zhili Town
Entity Address, Address Line Three	Wuxing District
Entity Address, City or Town	Huzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	313000
City Area Code	+86
Local Phone Number	17679986261
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	22,500,000
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	135,520,000